Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 421,921	$ 37,702	$ 44,863
Capitalized research and development costs	100,146
Stock based compensation	54,970
Other	210
Total deferred tax asset	577,246	37,702	44,863
Valuation allowance	(560,134)	(37,702)	(44,863)
Deferred tax assets, net	17,113
Deferred tax liabilities
Depreciation	(17,113)
Net deferred tax assets